UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

BlackRock AMT-Free Municipal Bond Portfolio

BlackRock Kentucky Municipal Bond Portfolio

BlackRock Ohio Municipal Bond Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2011

Date of reporting period: 03/31/2011

Item 1	–	Schedule of Investments

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities – 0.0%
Ginnie Mae Mortgage-Backed Securities,
6.00%, 11/15/31	$1	$1,495

Municipal Bonds
Alabama – 1.7%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital, (AGC):
6.00%, 6/01/34	1,010	1,049,501
6.00%, 6/01/39	3,415	3,529,437
Prattville Industrial Development Board, RB, Recovery Zone Facility, Series C, (International Paper Co. Guaranty),
6.25%, 11/01/33	3,355	3,423,945

		8,002,883

California – 12.1%
Cabrillo Community College District, GO, Election 2004, Series B, (NPFGC),
5.00%, 8/01/36	3,000	2,891,280
California Health Facilities Financing Authority, California, RB:
Catholic Healthcare West, Series A,
6.00%, 7/01/34	4,100	4,103,116
Catholic Healthcare West, Series E,
5.63%, 7/01/25	3,000	3,046,170
Sutter Health, Series B,
6.00%, 8/15/42	3,965	3,925,945
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1,
6.38%, 11/01/34	1,975	2,007,449
California Statewide Communities Development Authority, RB, Catholic Healthcare West, Series E,
5.50%, 7/01/31	2,275	2,178,404
City of Chula Vista California, RB, San Diego Gas, Series A, Remarketed,
5.88%, 2/15/34	975	1,003,226
City of Newport Beach California, RB, Hoag Memorial Hospital Presbyterian,
6.00%, 12/01/40	1,075	1,090,115
County of Sacramento California, RB, PFC/Grant, Sub-Series C:
6.00%, 7/01/39	2,925	2,916,781
6.00%, 7/01/41	5,455	5,424,234
Los Angeles Municipal Improvement Corp., RB, Real Property, Series E,
6.00%, 9/01/34	1,800	1,850,130
Metropolitan Water District of Southern California, Refunding, RB, Series C,
5.00%, 7/01/31	6,000	6,109,140
Modesto Irrigation District, COP, Capital Improvement, Series A,
6.00%, 10/01/39	1,860	1,872,908
Pittsburg Redevelopment Agency, Refunding, TAN, Subordinate, Los Medanos Community Project, Series A,
6.50%, 9/01/28	2,020	1,913,263
San Joaquin County Transportation Authority, RB, Limited Tax Measure K, Series A,
6.00%, 3/01/36	2,130	2,217,053
State of California, GO, Various Purpose,
6.50%, 4/01/33	9,710	10,416,014
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A,
5.88%, 1/01/29	3,225	3,408,438

		56,373,666

Colorado – 0.2%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D,
6.25%, 10/01/33	775	809,363

Delaware – 0.6%
County of Sussex Delaware, RB, NRG Energy, Inc. Indian River Project, (NRG Energy, Inc. Liquidity Agreement),
6.00%, 10/01/40	3,000	2,897,580

District of Columbia – 0.8%
District of Columbia, RB, Series A,
5.50%, 12/01/30	3,530	3,775,547

Florida – 8.8%
City of Tampa Florida, Refunding, RB (AGM),
6.00%, 10/01/16	1,455	1,707,821
County of Miami-Dade Florida, GO, Building Better Communities Program:
Series B, 6.38%, 7/01/28	1,550	1,700,334
Series B-1, 6.00%, 7/01/38	5,000	5,257,050
County of Miami-Dade Florida, Refunding, RB, Series C,
6.00%, 10/01/23	5,000	5,530,550
Florida State Board of Education, GO:
Series A, 5.38%, 6/01/33	4,000	4,178,320
Series A, 5.50%, 6/01/38	4,750	4,942,802
Florida State Board of Education, RB, Series A,
5.75%, 7/01/28	3,890	4,158,138
JEA, RB, Scherer 4 Project, Series A,
6.00%, 10/01/37	3,000	3,186,240
Mid-Bay Bridge Authority, RB, Series A,
7.25%, 10/01/40	1,000	987,540
Orange County School Board, COP, Series A, (AGC),
5.50%, 8/01/34	2,300	2,281,899
Panther Trace II Community Development District, Special Assessment,
5.13%, 11/01/13	2,385	2,114,231
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A,
5.63%, 7/01/39	5,000	4,919,600

		40,964,525

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guaranty Corp.	GARB	General Airport Revenue Bonds
	AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds
	AMBAC	American Municipal Bond Assurance Corp.	HFA	Housing Finance Agency
			ISD	Independent School District
	AMT	Alternative Minimum Tax (subject to)	LOC	Letter of Credit
	BHAC	Berkshire Hathaway Assurance Corp.	MRB	Mortgage Revenue Bonds
			NPFGC	National Public Finance Guarantee Corp.
	COP	Certificates of Participation
	CR	Custodial Receipts	PCRB	Pollution Control Revenue Bonds
	FGIC	Financial Guaranty Insurance Co.	RB	Revenue Bonds
	FHA	Federal Housing Administration	TAN	Tax Anticipation Notes

BLACKROCK FUNDS II	MARCH 31, 2011	1

Schedule of Investments (continued)	BlackRock AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Georgia – 2.1%
City of Atlanta Georgia, Refunding, RB, General Series C,
6.00%, 1/01/30	$5,000	$5,397,700
DeKalb County Hospital Authority, RB, DeKalb Medical Center, Inc. Project,
6.13%, 9/01/40	750	688,575
Forsyth County School District, GO,
6.70%, 7/01/12	440	457,283
Municipal Electric Authority of Georgia, RB, General Resolution Projects, Sub-Series D,
6.00%, 1/01/23	2,000	2,195,340
Municipal Electric Authority of Georgia, Refunding, RB, Series BB, (GO of Participants),
5.70%, 1/01/19	950	1,055,308

		9,794,206

Illinois – 3.7%
Chicago Transit Authority, RB, Federal Transit Administration Section 5309, Series A, (AGC),
6.00%, 6/01/26	2,575	2,765,936
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D,
6.50%, 11/01/38	1,210	1,272,654
Navistar International Recovery Zone, (Navistar, Inc. Guaranty),
6.50%, 10/15/40	3,000	2,976,900
Northwestern Memorial Hospital, Series A,
6.00%, 8/15/39	1,845	1,902,343
Northwestern Memorial Hospital, Series B,
6.00%, 8/15/39	1,175	1,191,685
University of Chicago, Series B,
6.25%, 7/01/38	5,000	5,458,250
Illinois Finance Authority, Refunding, RB, OSF Healthcare System, Series A,
6.00%, 5/15/39	1,550	1,475,274

		17,043,042

Indiana – 3.8%
Indiana Finance Authority, RB:
Parkview Health System, Series A,
5.75%, 5/01/31	1,520	1,518,115
Various Purpose, Duke Energy Industry, Series B,
6.00%, 8/01/39	1,665	1,709,839
Indiana Finance Authority, Refunding, RB, Trinity Health, Series A,
5.63%, 12/01/38	2,000	1,995,640
Indiana Health Facility Financing Authority, Indiana, RB, Methodist Hospital, Inc.,
5.50%, 9/15/31	1,320	1,061,227
Indiana Municipal Power Agency, Indiana, RB, Series B,
6.00%, 1/01/39	2,120	2,177,876
Indianapolis Local Public Improvement Bond Bank, RB, Waterworks Project, Series A:
5.50%, 1/01/29	2,000	2,051,800
(AGC), 5.50%, 1/01/38	7,035	7,078,406

		17,592,903

Kentucky – 0.9%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A,
6.38%, 6/01/40	1,200	1,122,600
Louisville & Jefferson County Metropolitan Government, RB, Jewish Hospital & St. Mary’s Healthcare,
6.13%, 2/01/37	3,000	2,903,460

		4,026,060

Louisiana – 1.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB:
Westlake Chemical Corp., Series A, Remarketed,
6.50%, 8/01/29	3,335	3,368,283
Westlake Chemical Corp., Series A-1,
6.50%, 11/01/35	2,800	2,800,000
New Orleans Aviation Board, Louisiana, Refunding, RB, Restructuring GARB, Series A-2, (AGC),
6.00%, 1/01/23	1,370	1,501,219

		7,669,502

Maryland – 0.2%
Maryland Health & Higher Educational Facilities Authority, RB, Charlestown Community,
6.25%, 1/01/41	1,000	958,290

Massachusetts – 0.4%
Massachusetts Development Finance Agency, RB:
Foxborough Regional Charter School, Series A,
7.00%, 7/01/42	1,375	1,359,311
Linden Ponds, Inc. Facility, Series A,
5.75%, 11/15/35(a)	1,000	570,000

		1,929,311

Michigan – 3.7%
City of Detroit Michigan, RB, Second Lien, Series B, Remarketed, (AGM):
6.25%, 7/01/36	1,000	1,057,930
7.00%, 7/01/36	1,250	1,393,037
City of Detroit Michigan, Refunding, RB, Second Lien, Series C, Remarketed, (BHAC, FGIC),
5.75%, 7/01/26	5,000	5,115,400
Kalamazoo Hospital Finance Authority, Refunding, RB, Bronson Methodist Hospital,
5.50%, 5/15/36	3,640	3,409,552
Michigan State Building Authority, Refunding, RB, Facilities Program, Series I:
6.00%, 10/15/38	1,355	1,394,634
6.25%, 10/15/38	1,250	1,305,612
Royal Oak Hospital Finance Authority, Michigan, RB, William Beaumont Hospital,
8.25%, 9/01/39	2,935	3,310,475

		16,986,640

Minnesota – 0.2%
City of Minneapolis Minnesota, RB, Fairview Health Services, Series A,
6.75%, 11/15/32	1,000	1,060,930

Missouri – 0.3%
City of St. Louis Missouri, RB, Lambert St. Louis International, Series A-1,
6.25%, 7/01/29	1,175	1,206,055

Multi-State – 0.7%
MuniMae Tax-Exempt Bond Subsidiary LLC,
7.50%, 6/30/49(b)(c)(d)	3,659	3,402,474

2	BLACKROCK FUNDS II	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Nevada – 4.0%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center,
6.00%, 4/01/34	$1,475	$1,545,534
Clark County Water Reclamation District, GO, Series B,
5.75%, 7/01/38	6,685	7,052,341
County of Clark Nevada, RB, Series B,
5.75%, 7/01/42	10,000	9,870,400

		18,468,275

New Hampshire – 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth-Hitchcock,
6.00%, 8/01/38	3,105	3,217,898

New Jersey – 2.2%
Monmouth County Improvement Authority, RB, Brookdale Community College Project (County Guaranty),
6.00%, 8/01/38	3,600	3,901,140
New Jersey Educational Facilities Authority, Refunding, RB, University Medical & Dentistry, Series B:
7.13%, 12/01/23	1,000	1,117,780
7.50%, 12/01/32	1,000	1,091,700
New Jersey State Housing & Mortgage Finance Agency, RB, Series AA,
6.50%, 10/01/38	3,630	3,914,229

		10,024,849

New York – 6.7%
Chautauqua County Industrial Development Agency, RB, Dunkirk Power Project, Remarketed, (NRG Energy, Inc. Guaranty),
5.88%, 4/01/42	500	462,345
City of New York New York, GO, Series E-1,
6.25%, 10/15/28	2,500	2,765,250
Long Island Power Authority, RB:
General Series A, 6.00%, 5/01/33	9,025	9,575,525
Series A, 6.25%, 4/01/33	2,210	2,417,740
Metropolitan Transportation Authority, RB, Series 2008C,
6.50%, 11/15/28	4,400	4,878,412
New York City Housing Development Corp., RB, Series M,
6.88%, 11/01/38	2,085	2,166,419
New York State Dormitory Authority, RB, Education, Series B,
5.75%, 3/15/36	3,000	3,207,000
Triborough Bridge & Tunnel Authority, New York, RB, General Series A-2,
5.38%, 11/15/38	3,150	3,184,115
Westchester County Industrial Development Agency, New York, MRB, Kendal on Hudson Project, Series A,
6.38%, 1/01/24	2,500	2,344,875

		31,001,681

North Carolina – 0.1%
North Carolina Medical Care Commission, RB, FirstHealth Carolinas Project, Series A,
6.13%, 10/01/39	265	269,534

Ohio – 2.3%
County of Allen Ohio, RB, Catholic Healthcare, Series B,
5.25%, 9/01/27	3,500	3,538,710
County of Lucas Ohio, RB, ProMedica Healthcare, Series A,
6.50%, 11/15/37	1,915	1,983,155
State of Ohio, Refunding, RB, Cleveland Clinic Health, Series A,
5.50%, 1/01/39	5,100	5,049,357

		10,571,222

Pennsylvania – 1.9%
Allegheny County Hospital Development Authority, RB, Health System West Penn, Series A,
5.38%, 11/15/40	2,000	1,399,360
Cumberland County Municipal Authority, RB, Diakon Lutheran,
6.38%, 1/01/39	1,600	1,540,480
Dauphin County General Authority, RB, Pinnacle Health Systems Project, Series A,
6.00%, 6/01/29	3,025	2,959,297
Pennsylvania Economic Development Financing Authority, RB:
Pennsylvania American Water Co. Project,
6.20%, 4/01/39	1,000	1,037,610
Various Purpose, Allegheny Energy Supply Co.,
7.00%, 7/15/39	2,000	2,082,520

		9,019,267

Rhode Island – 0.8%
Rhode Island Health & Educational Building Corp., RB:
Hospital Financing, Lifespan Obligation, Series A, (AGC),
7.00%, 5/15/39	1,350	1,468,759
Public Schools Financing Program, Series E, (AGC),
6.00%, 5/15/29	2,250	2,387,745

		3,856,504

Texas – 10.1%
City of Houston Texas, Refunding, RB, Combined, First Lien, Series A, (AGC),
6.00%, 11/15/35	4,800	5,176,656
Conroe ISD Texas, GO, School Building, Series A,
5.75%, 2/15/35	2,295	2,406,147
County of Harris Texas, RB, Series C,
5.00%, 8/15/33	3,930	3,908,817
Harris County Cultural Education Facilities Finance Corp., Refunding, RB, St. Luke’s,
5.63%, 2/15/25	2,000	2,085,680
Harris County Health Facilities Development Corp., Refunding, RB, Memorial Hermann Healthcare System, Series B:
7.13%, 12/01/31	1,500	1,619,520
7.25%, 12/01/35	500	538,855
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A,
6.25%, 8/15/39	350	340,462
Matagorda County Navigation District No. 1, Texas, Refunding, RB, Central Power & Light Co. Project, Series A, Remarketed,
6.30%, 11/01/29	1,475	1,520,873
North Texas Tollway Authority, Refunding, RB, Toll 2nd Tier, Series F,
6.13%, 1/01/31	6,575	6,634,767
State of Texas, Refunding, GO, Water Financial Assistance,
5.75%, 8/01/22	3,445	3,455,990
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare,
6.00%, 8/15/45	10,000	10,099,000
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure, 7.00%, 6/30/40	4,815	4,881,254
Note Mobility, 6.88%, 12/31/39	4,315	4,405,831

		47,073,852

Utah – 0.0%
City of Salt Lake City Utah, Refunding, RB, IHC Hospitals, Inc., Series A,
8.13%, 5/15/15	65	72,863

BLACKROCK FUNDS II	MARCH 31, 2011	3

Schedule of Investments (continued)	BlackRock AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Washington – 1.2%
Washington Health Care Facilities Authority, Washington, RB:
Catholic Health Initiatives, Series D,
6.38%, 10/01/36	$2,075	$2,165,947
Swedish Health Services, Series A,
6.75%, 11/15/41	3,300	3,409,593

		5,575,540

Wisconsin – 0.6%
State of Wisconsin, RB, Series A, (State Appropriation),
6.00%, 5/01/36	2,500	2,649,100

Puerto Rico – 2.6%
Commonwealth of Puerto Rico, Refunding, GO, Public Improvement:
Series A, 6.50%, 7/01/40	5,000	5,074,050
Series B, 6.50%, 7/01/37	2,000	2,030,320
Puerto Rico Sales Tax Financing Corp., RB, First, Sub-Series A,
6.50%, 8/01/44	5,000	5,164,850

		12,269,220

Total Municipal Bonds – 75.1%		348,562,782

Municipal Bonds Transferred to Tender Option Bond Trusts(e)
Arizona – 4.0%
Salt River Project Agricultural Improvement & Power District, RB, Series A,
5.00%, 1/01/37	19,160	18,724,231

California – 6.5%
Los Angeles Department of Airports, Senior RB, Los Angeles International Airport, Series A,
5.00%, 5/15/40	4,880	4,487,697
Los Angeles Department of Water & Power, RB, Power Systems, Sub-Series A-1, (AMBAC),
5.00%, 7/01/37	7,500	7,121,325
Metropolitan Water District of Southern California, RB:
Series A, (AGM), 5.00%, 7/01/30	6,825	6,833,261
Series B, 5.00%, 7/01/35	3,170	3,173,839
San Jose California Financing Authority, RB, Civic Center Project, Series B, (AMBAC),
5.00%, 6/01/32	9,060	8,453,977

		30,070,099

Florida – 3.3%
Florida State Board of Education, GO, Series 2006C,
5.00%, 6/01/37	15,545	15,342,695

Indiana – 1.4%
Indianapolis Local Public Improvement Bond Bank, RB, Pilot Infrastructure Project, Series F, (AGM),
5.00%, 1/01/40	7,000	6,632,010

Massachusetts – 2.1%
Massachusetts School Building Authority, RB, Series A, (AMBAC),
5.00%, 8/15/37	10,000	9,826,800

New York – 4.4%
Harris County Flood Control District, Refunding, RB, Contract Tax, Series A,
5.00%, 10/01/39	10,000	9,924,900
New York State Environmental Facility Corp., RB, New York City Municipal Water Project, Series K,
5.01%, 6/15/28	10,000	10,279,100

		20,204,000

Texas – 3.6%
City of Houston Texas, Airport System RB, Sub-Lien,
5.00%, 7/01/32	11,980	11,450,484
City of San Antonio Texas, Refunding, Electric & Gas RB,
5.01%, 2/01/32	5,210	5,252,618

		16,703,102

Washington – 3.7%
Central Puget Sound Regional Transit Authority, RB, Sales & Use Tax, Series A,
5.00%, 11/01/36	8,660	8,500,223
Central Puget Sound Regional Transit Authority, Residuals, RB, Series 3198X, (AGM),
5.00%, 11/01/34	8,500	8,441,434

		16,941,657

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 29.0%		134,444,594

Total Long-Term Investments (Cost – $485,196,418) – 104.1%		483,008,871

	Shares
Short-Term Securities
FFI Institutional Tax-Exempt Fund,
0.13%(f)(g)	37,103,323	37,103,323

Total Short-Term Securities (Cost – $37,103,323) – 8.0%		37,103,323

Total Investments (Cost – $522,299,741*) – 112.1%		520,112,194
Other Assets Less Liabilities – 2.8%		13,030,208
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (14.9)%		(68,986,926)

Net Assets – 100.0%		$464,155,476

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$452,801,915

Gross unrealized appreciation	$9,289,104
Gross unrealized depreciation	(10,713,825)

Net unrealized depreciation	$(1,424,721)

(a)	Issuer filed for bankruptcy and/or is in default of interest payments.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

4	BLACKROCK FUNDS II	MARCH 31, 2011

Schedule of Investments (concluded)	BlackRock AMT-Free Municipal Bond Portfolio

(c)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Security represents bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2010	Net Activity	Shares Held at March 31, 2011	Income
FFI Institutional Tax-Exempt Fund	42,707,117	(5,603,794)	37,103,323	$25,316

(g)	Represents the current yield as of report date.

•	Financial futures contracts sold as of March 31, 2011 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation
235	U.S. Treasury Notes (10 Year)	June 2011	$27,972,344	($120,725)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$483,008,871	–	$483,008,871
Short-Term Securities	$37,103,323	–	–	37,103,323

Total	$37,103,323	$483,008,871	–	$520,112,194

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	–	$(120,725)	–	$(120,725)

[2]	Derivative financial instruments are financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK FUNDS II	MARCH 31, 2011	5

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock Kentucky Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Kentucky – 52.3%
Corporate – 4.6%
County of Owen Kentucky, RB, American Water Co. Project, Series A,
6.25%, 6/01/39	$1,000	$1,014,560

Health – 8.5%
Kentucky Economic Development Finance Authority, Kentucky, RB:
Norton Healthcare, Series A,
6.63%, 10/01/28	380	381,912
Owensboro Medical Health Systems, Series A,
6.50%, 3/01/45	750	706,170
Various Purpose, Baptist Healthcare Systems, Series B-1, (JPMorgan Chase Bank LOC),
0.24%, 8/15/38(a)	800	800,000

		1,888,082

Housing – 2.4%
Kentucky Housing Corp., RB:
Series A, (FHA), 5.75%, 7/01/39	30	30,750
Series D, AMT, 5.13%, 7/01/25	500	495,720

		526,470

State – 9.1%
Kentucky Economic Development Finance Authority, Kentucky, RB, Louisville Arena, Sub-Series A-1, (AGC)
6.00%, 12/01/33	1,000	1,017,360
Louisville & Jefferson County Visitors and Convention Commission, Refunding, RB, Various Purpose, Kentucky International Convention, Series B, (FSA),
0.24%, 12/01/22(a)	1,000	1,000,000

		2,017,360

Transportation – 9.7%
Kentucky Turnpike Authority, Kentucky, Refunding, RB, Revitalization Projects, Series A, (AMBAC),
5.50%, 7/01/15	1,010	1,143,613
Louisville Regional Airport Authority, RB, Various Purpose, UPS Worldwide Forwarding, Series A, AMT,
0.20%, 1/01/29(a)	1,000	1,000,000

		2,143,613

Utilities – 18.0%
City of Owensboro, Kentucky, Refunding & Improvement, RB, (AGC),
5.00%, 9/15/26	1,005	1,034,587
Kentucky Municipal Power Agency, RB, Prairie State Project, Series A, (BHAC-CR, NPFGC),
5.25%, 9/01/42	1,000	989,320
Lexington-Fayette Urban County Government, RB, Series A,
5.00%, 7/01/11(b)	1,935	1,976,796

		4,000,703

		11,590,788

Puerto Rico – 5.5%
State – 5.5%
Commonwealth of Puerto Rico, Refunding, GO, Public Improvement:
Series A-4, Remarketed, (AGM),
5.25%, 7/01/30	215	205,694
Various Purpose, Series A-2, (AGM),
0.24%, 7/01/29(a)	500	500,000
Puerto Rico Sales Tax Financing Corp., RB, First, Sub-Series A,
6.38%, 8/01/39	500	513,751

		1,219,445

Total Long-Term Investments (Cost – $12,614,374) – 57.8%		12,810,233

	Shares
Short-Term Securities
FFI Institutional Tax-Exempt Fund,
0.13%(c)(d)	6,864,345	6,864,345

Total Short-Term Securities (Cost – $6,864,345) – 31.0%		6,864,345

Total Investments (Cost – $19,478,719*) – 88.8%		19,674,578
Other Assets Less Liabilities – 11.2%		2,473,875

Net Assets – 100.0%		$22,148,453

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$19,281,378

Gross unrealized appreciation	$428,318
Gross unrealized depreciation	(35,118)

Net unrealized appreciation	$393,200

(a)	Variable rate security. Rate shown is as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2010	Net Activity	Shares Held at March 31, 2011	Income
FFI Institutional Tax-Exempt Fund	287,640	6,576,705	6,864,345	$4,085

(d)	Represents the current yield as of report date.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

6	BLACKROCK FUNDS II	MARCH 31, 2011

Schedule of Investments (concluded)	BlackRock Kentucky Municipal Bond Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$12,810,233	–	$12,810,233
Short-Term Securities	$6,864,345	–	–	6,864,345

Total	$6,864,345	$12,810,233	–	$19,674,578

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK FUNDS II	MARCH 31, 2011	7

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock Ohio Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Multi-State – 3.6%
Housing – 3.6%
MuniMae Tax-Exempt Bond Subsidiary LLC,
7.50%, 6/30/49(a)(b)(c)	$1,830	$1,701,237

Ohio – 54.3%
Corporate – 8.7%
Ohio Air Quality Development Authority, Refunding, PCRB:
Dayton Power, Series B, (FGIC),
4.80%, 1/01/34	1,830	1,655,912
FirstEnergy, Series C,
5.63%, 6/01/18	1,000	1,051,130
Ohio Air Quality Development Authority, Refunding, RB, Columbus Southern Power Co., Series B,
5.80%, 12/01/38(c)	1,000	1,005,590
Ohio State Water Development Authority, Refunding, RB, Various Purpose, FirstEnergy General Corp., Series A, (UBS AG LOC),
0.19%, 5/15/19(c)	500	500,000

		4,212,632

County/City/Special District/School District – 8.6%
City of Cleveland Ohio, GO, Various Purpose, Series A, (AGC),
5.00%, 12/01/29	1,000	1,007,850
Miamisburg City School District, GO, School Facilities Construction & Improvement:
5.00%, 12/01/33	500	492,630
(AGC), 4.75%, 12/01/36	700	634,452
Sylvania City School District, GO, School Improvement, (AGC),
5.25%, 12/01/36	1,500	1,489,425
Vandalia Butler City School District, GO, School Improvement,
5.13%, 12/01/37	500	496,010

		4,120,367

Education – 17.0%
Cleveland-Cuyahoga County Port Authority, RB, Various Purpose, Laurel School Project, (JPMorgan Chase Bank LOC),
0.24%, 4/01/38(c)	300	300,000
Columbus City School District, GO, Capital Appreciation, (AGM),
5.21%, 12/01/28(d)	2,500	957,625
Kent State University Revenues, RB, General Receipts, Series B, (AGC),
4.25%, 5/01/31	1,150	1,036,173
Ohio State University, RB, Series A,
5.25%, 12/01/12(e)	2,290	2,467,337
State of Ohio, RB, Various Purpose, Case Western Reserve, Series B-1, (Bank of America N.A. LOC),
0.22%, 12/01/44(c)	1,450	1,450,000
University of Cincinnati, RB, Series A, (NPFGC, FGIC):
5.00%, 6/01/31	1,065	1,054,254
5.00%, 6/01/11(e)	935	951,662

		8,217,051

Health – 12.0%
Akron Bath Copley Joint Township Hospital District, RB, Various Purpose, Hospital Facilities Akron General Health, (JPMorgan Chase Bank LOC),
0.23%, 1/01/31(c)	1,500	1,500,000
City of Steubenville Ohio, Refunding, RB, Trinity Health Systems,
5.00%, 10/01/30	500	445,085
County of Butler Ohio, RB, UC Health,
5.50%, 11/01/40	1,000	824,310
County of Trumbull Ohio, Refunding, RB, Various Purpose, Sheperd, Remarketed, (Radian Guaranty, M&T Bank LOC),
0.26%, 10/01/31(c)	1,500	1,500,000
Ohio Higher Educational Facility Commission, RB, Various Purpose, Hospital Cleveland Clinic, Series B-4,
0.19%, 1/01/43(c)	1,500	1,500,000

		5,769,395

Housing – 1.7%
County of Franklin Ohio, RB, Wellington Village Project, Series A, (Ginnie Mae), AMT,
5.40%, 2/20/43	250	240,792
Ohio HFA, Ohio Mortgage-Backed Securities, RB, Series F, (Ginnie Mae, Fannie Mae, Freddie Mac),
5.45%, 9/01/33	590	595,723

		836,515

Utilities – 6.3%
City of Cleveland Ohio, RB, Series B-1,
5.00%, 11/15/38	2,000	1,866,740
City of Columbus, Ohio System RB, Series A,
4.25%, 6/01/30	1,270	1,180,021

		3,046,761

		26,202,721

Puerto Rico – 10.6%
State – 10.6%
Commonwealth of Puerto Rico, Refunding, GO, Various Purpose, Public Improvement, Series C-5, Remarketed, (FSA),
0.24%, 7/01/21(c)	1,500	1,500,000
Puerto Rico Public Finance Corp. Commonwealth, RB, Appropriation, Series E,
5.50%, 2/01/12(e)	2,990	3,117,374
Puerto Rico Sales Tax Financing Corp., RB, First, Sub-Series A,
6.38%, 8/01/39	500	513,750

		5,131,124

Total Long-Term Investments (Cost – $33,710,678) – 68.5%		33,035,082

	Shares
Short-Term Securities
CMA Ohio Municipal Money Fund,
0.04%(f)(g)	11,651,486	11,651,486
Wilmington Tax-Free Money Market Fund,
0.00%(g)	16,769	16,769

Total Short-Term Securities (Cost – $11,668,255) – 24.2%		11,668,255

Total Investments (Cost – $45,378,933*) – 92.7%		44,703,337
Other Assets Less Liabilities – 7.3%		3,538,891

Net Assets – 100.0%		$48,242,228

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$45,469,428

Gross unrealized appreciation	$379,023
Gross unrealized depreciation	(1,145,114)

Net unrealized depreciation	$(766,091)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Securities represent a beneficial interest in a trust. The collateral deposited into the

8	BLACKROCK FUNDS II	MARCH 31, 2011

Schedule of Investments (concluded)	BlackRock Ohio Municipal Bond Portfolio

trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2010	Net Activity	Shares Held at March 31, 2011	Income
CMA Ohio Municipal Money Fund	2,276,027	9,375,459	11,651,486	$1,296

(g)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$33,035,082	–	$33,035,082
Short-Term Securities	$11,668,255	–	–	11,668,255

Total	$11,668,255	$33,035,082	–	$44,703,337

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK FUNDS II	MARCH 31, 2011	9

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of BlackRock Funds II

Date: May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: May 25, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: May 25, 2011